Business combinations (Details) - YOOX Net-a-Porter Group S.p.A (YNAP) - Forecast € in Millions	6 Months Ended
Jun. 30, 2025 EUR (€)
Business combinations
Percentage of voting interests acquired	100.00%
Cash position in acquiree	€ 555
Financial debt in acquiree	€ 0
Percentage of acquirer's fully diluted share capital to be issued to seller as consideration in business combination	33.00%
Duration of revolving credit facility to be provided by seller to acquiree after business combination	6 years
Notional amount of revolving credit facility to be provided by seller to acquiree after business combination	€ 100
Amount of revolving credit facility	€ 0